Revenue (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue (Details) [Line Items]
Vehicle lease totaled	$ 126,111							$ 306,791
Accounts receivable		$ 2,634,644	$ 1,622,434		$ 1,622,434	$ 2,634,644	$ 1,622,434	794,136
Allowances for doubtful		9,963	$ 9,963		$ 0		9,963	0
Debt expense		0		$ 0			9,963	0
Contract assets							319,480
Revenue recognize		8,200,000					11,100,000
Contract assets decreased		$ 249,944
Vehicle Lease [Member]
Revenue (Details) [Line Items]
Vehicle lease totaled	$ 2,270,000						$ 1,513,333	$ 756,667